Financial Instruments and Risk Management (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments and Risk Management Disclosure [Abstract]
Schedule of foreign currency risk
	September 30, 2022	December 31, 2021
	($)	($)
Cash	179,383	162,135
Accounts payable and accrued liabilities	(48,442)	(142,726)
	130,941	19,409